AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2023
	Shares	Value
Common Stocks - 85.1%
Communication Services - 9.2%
NetEase, Inc. (China)	50,000	$882,644
REA Group, Ltd. (Australia)	28,000	2,610,816
Tencent Holdings, Ltd. (China)	129,239	6,315,822

Total Communication Services		9,809,282
Consumer Discretionary - 21.4%
Alibaba Group Holding, Ltd. (China)*	581,350	7,363,087
H World Group Ltd., ADR (China)*	45,000	2,204,100
JD.com, Inc., Class A (China)	29,392	641,809
Meituan, Class B (China)*,1	203,072	3,684,176
PDD Holdings, Inc., ADR (China)*	52,800	4,007,520
Sands China, Ltd. (Macau)*	700,000	2,431,794
Yum China Holdings, Inc. (China)	40,000	2,535,600

Total Consumer Discretionary		22,868,086
Consumer Staples - 10.7%
Kweichow Moutai Co., Ltd., Class A (China)	39,300	10,381,474
Woolworths Group, Ltd. (Australia)	42,480	1,079,957

Total Consumer Staples		11,461,431
Financials - 11.4%
AIA Group, Ltd. (Hong Kong)	160,000	1,677,978
ASX, Ltd. (Australia)	60,000	2,620,241
HDFC Bank, Ltd., ADR (India)	41,772	2,784,938
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	114,800	5,088,479

Total Financials		12,171,636
Health Care - 8.5%
CSL, Ltd. (Australia)	42,574	8,245,326
ResMed, Inc. (United States)	40,000	874,710

Total Health Care		9,120,036
Industrials - 2.4%
Centre Testing International Group Co., Ltd., Class A (China)	327,348	976,696
NARI Technology Co., Ltd., Class A (China)	399,998	1,577,088

Total Industrials		2,553,784
Information Technology - 13.2%
Infosys, Ltd., Sponsored ADR (India)	120,000	2,092,800
Samsung Electronics Co., Ltd. (South Korea)	70,150	3,468,985
Samsung SDI Co., Ltd. (South Korea)	4,000	2,272,155
	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	360,400	$6,315,874

Total Information Technology		14,149,814
Materials - 4.2%
LG Chem, Ltd. (South Korea)	8,090	4,442,980
Real Estate - 4.1%
Country Garden Services Holdings Co., Ltd. (China)	400,000	689,636
Goodman Group, REIT (Australia)	292,933	3,717,274

Total Real Estate		4,406,910

Total Common Stocks (Cost $101,361,991)		90,983,959
Participation Notes - 14.9%
Consumer Discretionary - 2.0%
Titan Co., Ltd. (CLSA Ltd.), 06/30/28 (India)	50,000	1,535,712
Zomato, Ltd. (CLSA Ltd.), 07/22/26 (India)	1,000,000	625,322

Total Consumer Discretionary		2,161,034
Energy - 1.0%
Reliance Industries Ltd. (CLSA Ltd.), 06/30/25 (India)	36,895	1,049,094
Financials - 3.7%
Kotak Mahindra Bank, Ltd. (CLSA Ltd.), 06/02/25 (India)	187,500	3,963,161
Health Care - 3.5%
Apollo Hospitals Enterprise, Ltd. (CLSA Ltd.), 06/30/27 (India)	58,000	3,050,261
Max Healthcare Institute, Ltd. (CLSA Ltd.), 04/06/26 (India)	119,270	641,473

Total Health Care		3,691,734
Information Technology - 2.2%
Tata Consultancy Services, Ltd. (CLSA Ltd.), 02/25/25 (India)	60,731	2,380,524
Materials - 2.5%
Asian Paints, Ltd. (CLSA Ltd.), 06/30/25 (India)	78,500	2,644,797

Total Participation Notes (Cost $16,629,917)		15,890,344
Total Investments - 100.0% (Cost $117,991,908)		106,874,303
Other Assets, less Liabilities - 0.0%#		(6,403)
Net Assets - 100.0%		$106,867,900

*	Non-income producing security.
#	Less than 0.05%.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the value of this security amounted to $3,684,176 or 3.4% of net assets.

ADR	American Depositary Receipt

AMG Veritas Asia Pacific Fund
Schedule of Portfolio Investments (continued)
REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$8,747,220	$14,120,866	—	$22,868,086
Information Technology	2,092,800	12,057,014	—	14,149,814
Financials	2,784,938	9,386,698	—	12,171,636
Consumer Staples	—	11,461,431	—	11,461,431
Communication Services	—	9,809,282	—	9,809,282
Health Care	—	9,120,036	—	9,120,036
Materials	—	4,442,980	—	4,442,980
Real Estate	—	4,406,910	—	4,406,910
Industrials	—	2,553,784	—	2,553,784
Participation Notes†	—	15,890,344	—	15,890,344
Total Investments in Securities	$13,624,958	$93,249,345	—	$106,874,303

†	All participation notes held in the Fund are Level 2 securities. For a detailed breakout of participation notes by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at March 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	17.1
China	38.6
Hong Kong	6.3
India	19.5
Macau	2.3
South Korea	9.5
Taiwan	5.9
United States	0.8
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.